Consolidated Balance Sheets	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Current Assets
Cash and cash equivalents	$ 6,552,677	$ 6,692,557
Accounts receivable, net of allowance for doubtful accounts $10,774 and $49,963, respectively	2,155,158	1,767,804
Other receivables	69,977	38,701
Prepaid expenses	60,020	235,642
Prepaid income tax		3,620
Total Current Assets	8,837,832	8,738,324
Property and equipment, net	70,154	21,302
Other Assets
Deferred tax assets	33,440	135,471
Operating Lease Assets, net	391,871
Other receivable - long term	99,532
Total Other Assets	524,843	135,471
Total Assets	9,432,829	8,895,097
Current Liabilities:
Accounts payable and accrued liabilities	460,690	575,087
VAT and other taxes payable	107,662	137,695
Deferred income	26,429
Operating lease liabilities, current	91,737
Total Current Liabilities	686,518	712,782
Long-term operating lease liabilities	247,382
Total Liabilities	933,900	712,782
Equity:
Ordinary shares: 50,000,000 shares authorized, par value: $0.001 per share, 11,640,820 and 11,621,459 shares issued and outstanding as of December 31, 2019 and 2018 respectively	11,641	11,621
Additional paid in capital	6,734,681	6,664,295
Statutory reserve	262,954	232,542
Retained earnings	1,948,804	1,526,110
Accumulated other comprehensive loss	(280,345)	(229,587)
Total MDJM Ltd stockholders' equity	8,677,735	8,204,981
Non controlling interest	(178,806)	(22,666)
Total Liabilities and Equity	$ 9,432,829	$ 8,895,097